Other Receivable, Prepayments and Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other receivable, prepayments and deposits [Abstract]
Prepayments	$ 699	$ 1,179
Purchase rebate	238	299
Other services receivables	756	232
Deposits	620	309
Value-added tax receivables	1,380	748
Others	621	491
Total	$ 4,314	$ 3,258